Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Raw materials	$ 76		$ 192
Work in progress	58		30
Finished goods	366		501
Inventory, net	$ 500		$ 723
ZHEJIANG TIANLAN
Raw materials | ¥		¥ 676		¥ 54
Finished goods | ¥		4,032		4,415
Inventory, net | ¥		¥ 4,708		¥ 4,469